Share capital and reserves (Disclosure of number and weighted average exercise prices of share options) (Details)			1 Months Ended	12 Months Ended
	Jul. 02, 2020 Share	Jun. 01, 2020 Share	Sep. 22, 2020 Share	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure Of Share Capital And Reserves [Abstract]
Number of shares outstanding - beginning of year | Share				2,050,000	1,300,000
Number of shares, Granted | Share				730,000	900,000
Number of shares, Exercised | Share	(25,000)	(25,000)	(100,000)	(449,500)	(150,000)
Number of shares outstanding - end of period | Share				2,330,500	2,050,000
Weighted average exercise price - Outstanding - beginning of year | $ / shares				$ 1.20	$ 1.03
Weighted average exercise price, Granted | $ / shares				1.67	1.37
Weighted average exercise price, Exercised | $ / shares				1.20	0.77
Weighted average exercise price - Outstanding - end of period | $ / shares				$ 1.34	$ 1.20